Discontinued Operations - Schedule of Condensed Consolidated Balance Sheets (Details) - Discontinued Operations [Member] - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 14,533	$ 148,679	$ 3,305	$ 11,470
Customer custodial funds	1,260,839	811,265	31,781	672,500
Customer digital currency assets	813,165	22,930	615,362
Digital assets	407	550
Advances		50,768
Other current assets	38,176	54,860
TOTAL CURRENT ASSETS	2,127,120	1,089,052	721,250	2,912,708
NON-CURRENT ASSETS:
Intangible assets, net	11,646	14,887
TOTAL NON-CURRENT ASSETS	11,646	14,887	19,290	33,000
TOTAL ASSETS	2,138,766	1,103,939	740,540	2,945,708
CURRENT LIABILITIES:
Accounts payable	526,045	504,249	448,307	138,666
Customer custodial cash liabilities	2,221,182	972,941	827,589	1,443,011
Customer digital currency liabilities	9,057	10,514	23,605
Due to affiliates	515,406	479,608	537,053	5,552,931
Loans payable - related parties, current	704,043	682,875	720,515
Interest payable - related parties, current	245,008	203,755	169,052
Accrued expenses and other current liabilities	214,495	308,567
TOTAL CURRENT LIABILITIES	4,435,236	3,162,509	3,083,956	7,342,836
NON-CURRENT LIABILITIES:
Loan payable - related parties, net of current portion	17,906	17,368	26,362	150,619
TOTAL NON-CURRENT LIABILITIES	17,906	17,368
TOTAL LIABILITIES	$ 4,453,142	$ 3,179,877	$ 3,112,792	$ 7,494,663